Interim Condensed Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022 [1]
Operating revenues:
Service revenues	$ 521,859,211	$ 532,404,944
Sales of equipment	93,441,043	96,134,423
Operating revenues	615,300,254	628,539,367
Operating costs and expenses:
Cost of sales and services	237,179,459	245,607,587
Commercial, administrative and general expenses	131,042,690	135,022,670
Other expenses	5,775,031	3,159,198
Depreciation and amortization	115,327,084	118,564,551
Operating costs and expenses	489,324,264	502,354,006
Operating income	125,975,990	126,185,361
Interest income	6,644,562	3,112,308
Interest expense	(32,294,735)	(30,940,340)
Foreign currency exchange gain, net	15,493,685	25,040,727
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(21,312,724)	(23,701,474)
Equity interest in net result of associated companies	(3,731,486)	48,014
Profit before income tax	90,775,292	99,744,596
Income tax	29,112,504	35,657,332
Net profit for the period from continuing operations	61,662,788	64,087,264
Profit after tax for the period from discontinued operations	0	2,671,630
Net profit for the period	61,662,788	66,758,894
Net profit for the period attributable to:
Equity holders of the parent from continuing operations	58,048,606	59,778,075
Equity holders of the parent from discontinued operations	0	2,671,630
Non-controlling interests	3,614,182	4,309,189
Net profit for the period	$ 61,662,788	$ 66,758,894
Basic earnings per share attributable to equity holders of the parent from continuing operations	$ 0.92	$ 0.93
Diluted earnings per share attributable to equity holders of the parent from continuing operations	0.92	0.93
Basic earnings per share attributable to equity holders of the parent from discontinuing operations	0	0.04
Diluted earnings per share attributable to equity holders of the parent from discontinuing operations	$ 0	$ 0.04
Net other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Effect of translation of foreign entities from continuing operations	$ (27,440,200)	$ (28,965,432)
Effect of translation of foreign entities from discontinued operations	0	(1,750,472)
Items that will not be reclassified to (loss) or profit in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(74,096)	677,362
Unrealized loss on equity investments at fair value, net of deferred taxes	(3,630,663)	(5,699,392)
Total other comprehensive loss items for the period, net of deferred taxes	(31,144,959)	(35,737,934)
Total comprehensive income for the period	30,517,829	31,020,960
Comprehensive income for the period attributable to:
Equity holders of the parent from continuing operations	29,158,213	31,390,828
Non-controlling interests	1,359,616	(369,868)
Total comprehensive income for the period	30,517,829	31,020,960
Comprehensive income for the period:
Net comprehensive income from continuing operations	30,517,829	28,349,330
Net comprehensive income from discontinued operations	0	2,671,630
Total comprehensive income for the period	$ 30,517,829	$ 31,020,960

[1]	Restated for discontinued operations.